Description of the Business (Details) $ / shares in Units, $ in Thousands			6 Months Ended	11 Months Ended	12 Months Ended	22 Months Ended
	Sep. 02, 2021 USD ($) $ / shares shares	Sep. 01, 2021 $ / shares shares	Jun. 21, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 item $ / shares shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of businesses acquired | item						8
Proceeds from the Merger | $	$ 110,600		$ 0	$ 0	$ 110,583
Interest expense on debt | $			$ 83	$ 878	$ 6,458
Merger transaction costs | $	$ 38,700
Shares from transaction (in shares)		600,000,000
Common stock authorized (in shares)	500,000,000	500,000,000		500,000,000	500,000,000	500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)	100,000,000	100,000,000			100,000,000	100,000,000
Aggregate gross proceeds | $	$ 75,000
Units outstanding (in shares)	59,661,273			37,200,000	62,690,869	62,690,869
Units issued (in shares)				100
Cosmos Intermediate, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares of common stock to receive (in shares)	37,200,000
Warrants outstanding (in shares)	2,000,000
Number of warrants to purchase common stock (in shares)	1
Genesis Park Acquisition Corp
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units outstanding (in shares)	13,961,273
SVB Loan | Notes Payable to Banks
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt repayment | $	$ 41,600
Interest expense on debt | $	$ 100
Private Placement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares from transaction (in shares)	8,500,000
Cosmos Intermediate, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units sold (in shares)	100
Units outstanding (in shares)		37,200,000
Cosmos Intermediate, LLC | Genesis Park Acquisition Corp
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Units issued (in shares)		100
Cosmos Finance, LLC | Cosmos Intermediate, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest					100.00%
Cosmos Acquisition, LLC | Cosmos Finance, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest					100.00%
Cosmos Intermediate, LLC | Cosmos Parent, LLC
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership interest					100.00%